Application of New and Amended International Financial Reporting Standards (Tables)	12 Months Ended
Dec. 31, 2017
Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations [Abstract]
Schedule of Anticipated Significant Impact on Assets, Liabilities and Equity When Retrospectively Applying IRFS 15

The anticipated significant impact on assets, liabilities and equity when retrospectively applying IFRS 15 on January 1, 2018 is showed as follows (The following table only disclosed the summary of differences arising from recognitions and measurements.  The differences arising from presentations are not included.):

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application of IFRS 15	Adjusted Carrying Amount as of January 1, 2018
	NT$	NT$	NT$
	(In Millions)
Contract assets - current	$—	$6,998	$6,998
Contract assets - noncurrent	$—	3,917	$3,917
Incremental costs to obtain a contract	$—	2,467	$2,467
Total effect on assets		$13,382

Contract liability - current	$—	$197	$197
Contract liability - noncurrent	$—	86	$86
Current tax liabilities	$8,674	2,227	$10,901
Total effect on liabilities		$2,510

Total effect on equity (unappropriated earnings)	$54,633	$10,872	$65,505

Schedule of Anticipated Significant Impact on Assets, Liabilities and Equity of Retrospective Application of IFRS 9

The anticipated significant impact on assets, liabilities and equity of retrospective application of the IFRS 9 on January 1, 2018 is set out below:

	Carrying Amount as of December 31, 2017	Adjustments Arising from Initial Application of IFRS 9	Adjusted Carrying Amount as of January 1, 2018
	NT$	NT$	NT$
	(In Millions)
Impact on assets, liabilities and equity
Financial assets at fair value through profit or loss - noncurrent	$—	$54	$54
Financial assets at fair value through other comprehensive income - noncurrent	$—	7,539	$7,539
Available-for-sale financial assets - noncurrent	$5,751	(5,751)	$—
Total effect on assets		$1,842

Total effect on liabilities (deferred income tax liabilities)	$1,430	$(1)	$1,429

Unrealized gain or loss on available-for-sale financial assets	$558	$(558)	$—
Unrealized gain or loss on financial assets at fair value through other comprehensive income	$—	883	$883
Unappropriated earnings	$54,633	1,522	$56,155
Noncontrolling interests	$8,474	(4)	$8,470
Total effect on equity		$1,843